Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 1, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)

Post-Effective Amendment No. 158 (1933 Act File No. 002-27962)

Amendment No. 145 (1940 Act File No. 811-01545) (the “Amendment”)

filed on behalf of the Funds listed on Appendix A (collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAI”) for the Funds listed on Appendix A, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on May 1, 2016.

The Amendment is being filed for the purpose of reflecting a name change for Global Small-Cap Fund, other related investment policy changes and changes to its 80% policy; and, for Commodity Strategy Fund to reflect investment policy changes.  The prospectuses and SAIs have been marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 155 filed with the Securities and Exchange Commission on April 27, 2015 (Accession No. 0000940394-15-000533).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President

Securities and Exchange Commission

March 1, 2016

APPENDIX A

Eaton Vance Dividend Builder Fund (“Dividend Builder Fund”)

Eaton Vance Global Small-Cap Fund (formerly Eaton Vance Small-Cap Value Fund) (“Global Small-Cap Fund”)

Eaton Vance Growth Fund (“Growth Fund”)

Eaton Vance Large-Cap Value Fund (“Large-Cap Value Fund”)

Eaton Vance Real Estate Fund (“Real Estate Fund”)

Eaton Vance Small-Cap Fund (“Small-Cap Fund”)

Eaton Vance Special Equities Fund (“Special Equities Fund”)

Eaton Vance Commodity Strategy Fund (“Commodity Strategy Fund”)

 (collectively, the “Funds”)